Risk Management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans And Advances Impaired By Category [Abstract]
Credit card	R$ 6,158,265	R$ 5,962,131
Working capital	6,052,758	5,940,498
Personal credit	4,632,789	4,951,949
Housing loans	4,071,447	2,553,802
Financing and export	2,770,221	2,456,658
Vehicles - CDC (Direct consumer credit)	1,333,748	1,651,852
Rural loans	982,699	946,282
Onlending BNDES/Finame	780,985	1,052,671
Overdraft for individuals	638,506	882,992
Acquisition of assets	295,944	459,574
Overdraft for corporate	256,271	406,296
Others	13,559,800	14,869,110
Total	R$ 41,533,433	R$ 42,133,815